Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
LP Units [Member]
Significant Accounting Policies [Line Items]
Limited Partnership Units Convertible Conversion Ratio	1
Variable Interest Entity, Primary Beneficiary [Member]
Significant Accounting Policies [Line Items]
Consolidated Assets	$ 116,958	$ 151,583
Consolidated Liabilities	$ 90,260	$ 110,424